SECURITIES AVAILABLE FOR SALE (Schedule of Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
SECURITIES AVAILABLE FOR SALE [Abstract]
Amortized Cost One to five years	$ 6,925	$ 2,780	$ 1,505
Fair Value One to five years	7,101	2,889	1,558
Amortized Cost five to ten years	20,632	35,171	33,987
Fair Value Five to ten years	20,349	34,305	33,223
Amortized Cost Beyond ten years	7,854	15,776	18,278
Fair Value Beyond ten years	8,063	15,620	18,041
Amortized cost, Mortgage-backed securities	32,609	33,624	34,927
Fair value, Mortgage-backed securities	32,579	33,248	34,691
Amortized Cost, Total	68,020	87,351	89,112	91,856
Total securities	$ 68,092	$ 86,062	$ 87,930	$ 94,456